Condensed Financial Information of the Parent Company Only (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income
Interest and dividends received from subsidiaries	$ 11,877	$ 11,607	$ 11,350	$ 11,176	$ 11,515	$ 11,829	$ 11,214	$ 11,198	$ 46,010	$ 45,756	$ 44,498
Expenses
Interest on subordinated notes									1,494	1,293	1,264
Other									3,130	3,084	2,813
Income tax benefit	(1,052)	(1,003)	(730)	(965)	(1,083)	(1,377)	(1,001)	(1,119)	(3,750)	(4,580)	(4,042)
Net income	$ 1,988	$ 1,884	$ 1,412	$ 1,998	$ 1,994	$ 2,540	$ 1,927	$ 2,138	7,282	8,599	7,654
HAWTHORN BANCSHARES, INC.
Income
Interest and dividends received from subsidiaries									46	1,039	2,538
Total income									46	1,039	2,538
Expenses
Interest on subordinated notes									1,494	1,293	1,264
Other									2,039	2,138	1,730
Total expenses									3,533	3,431	2,994
Income before income tax benefit and equity in undistributed income of subsidiaries									(3,487)	(2,392)	(456)
Income tax benefit									1,337	1,065	1,100
Equity in undistributed income of subsidiaries									9,432	9,926	7,010
Net income									$ 7,282	$ 8,599	$ 7,654